Leases - Schedule of quantitative information about right-of-use assets and a lease liability (Detail)	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Lease of right-of-use assets, Beginning Balance	$ 0
Additions	661,729
Effect of Foreign Exchange	(133,867)
Lease of right-of-use assets, End Balance	527,862
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease of right-of-use assets, Beginning Balance	0
Additions	737,506
Effect of Foreign Exchange	0
Lease of right-of-use assets, End Balance	737,506
Amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease of right-of-use assets, Beginning Balance	0
Additions	(75,777)
Effect of Foreign Exchange	(133,867)
Lease of right-of-use assets, End Balance	$ (209,644)